Non-controlling Interests - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	May 30, 2025	Dec. 31, 2023
Noncontrolling Interest [Line Items]
Net income attributable to non-controlling interest	$ 10,891,000	$ 19,500,000
Equity, Including Portion Attributable to Noncontrolling Interest	11,417,000	(16,486,000)		$ 9,373,000
Non Controlling Interests Bit Access and Bitcoin Depot Inc [Member]
Noncontrolling Interest [Line Items]
Equity, Including Portion Attributable to Noncontrolling Interest	$ (840,000)	7,146,000	$ 0	25,187,000
Bit Access [Member]
Noncontrolling Interest [Line Items]
Non-controlling interest ownership percentage	17.86%
Equity, Including Portion Attributable to Noncontrolling Interest	$ (840,000)	$ 2,674,000		$ 2,707,000
BT Hold Co [Member]
Noncontrolling Interest [Line Items]
Net income attributable to non-controlling interest	$ 6,400,000